Long-Term Debt (Long-Term Debt Portfolio) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Due within one year	$ 12,573	$ 26,185
Due after one year	60,894	65,551
Derivative, Amount of Hedged Item	1,094	1,149
Long-term debt	74,561	92,885
Unsecured Debt [Member]
Debt Instrument [Line Items]
Due within one year	1,070	11,664
Due after one year	31,486	30,272
Derivative, Amount of Hedged Item	1,094	1,149
Long-term debt	33,650	43,085
Secured Debt [Member]
Debt Instrument [Line Items]
Due within one year	11,503	14,521
Due after one year	29,408	35,279
Derivative, Amount of Hedged Item	0	0
Long-term debt	$ 40,911	$ 49,800